CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 48,254	¥ 53,111	¥ 117,898	¥ 74,388
Cumulative translation adjustments:
Cumulative translation adjustments	(23,170)	57,806	(2,621)	46,433
Deferred income taxes	(17,289)	273	(17,529)	(148)
Total	(40,459)	58,079	(20,150)	46,285
Defined benefit pension plans:
Pension liability adjustment	(21)	14	(543)	374
Deferred income taxes	12	(69)	342	(211)
Total	(9)	(55)	(201)	163
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(4,382)	6,312	(4,417)	9,712
Deferred income taxes	1,246	(2,017)	1,166	(2,539)
Total	(3,136)	4,295	(3,251)	7,173
Total other comprehensive income (loss)	(43,604)	62,319	(23,602)	53,621
Comprehensive income	4,650	115,430	94,296	128,009
Less: Comprehensive income attributable to noncontrolling interests	580	3,574	2,060	5,380
Comprehensive income attributable to NHI shareholders	¥ 4,070	¥ 111,856	¥ 92,236	¥ 122,629